Fair Value (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Purchased	$ 10,568,922	$ 7,530,458
Operating lease obligations	443,370
Finance lease obligations	3,424,971
Carrying Amount
Cash and cash equivalents	20,435,000	71,140,000
Debt securities AFS	190,706,000	192,918,000
Restricted equity securities	1,642,000	1,412,000
Commercial & industrial	120,589,000	111,792,000
Purchased	10,532,000	7,476,000
Commercial real estate	409,332,000	351,738,000
Municipal	54,331,000	34,566,000
Residential real estate - 1st lien	206,849,000	197,281,000
Residential real estate - Jr lien	31,238,000	33,510,000
Consumer	3,289,000	3,970,000
MSRs (1)	787,000	863,000
Accrued interest receivable	4,247,000	3,214,000
Other deposits	896,968,000	922,723,000
Brokered deposits		249,000
Short-term borrowings	9,000,000
Long-term borrowings	45,600,000	1,300,000
Repurchase agreements	36,256,000	33,078,000
Operating lease obligations	443,000	658,000
Finance lease obligations	3,425,000	3,645,000
Subordinated debentures	12,887,000	12,887,000
Accrued interest payable	1,082,000	74,000
Fair Value
Cash and cash equivalents	20,435,000	71,140,000
Debt securities AFS	190,706,000	192,918,000
Restricted equity securities	1,642,000	1,412,000
Commercial & industrial	116,996,000	109,534,000
Purchased	10,055,000	7,119,000
Commercial real estate	382,045,000	340,283,000
Municipal	51,791,000	34,558,000
Residential real estate - 1st lien	188,650,000	180,944,000
Residential real estate - Jr lien	30,745,000	33,218,000
Consumer	3,295,000	3,949,000
MSRs (1)	1,262,000	1,287,000
Accrued interest receivable	4,247,000	3,214,000
Other deposits	894,823,000	918,882,000
Brokered deposits		225,000
Short-term borrowings	9,000,000
Long-term borrowings	45,415,000	1,025,000
Repurchase agreements	36,256,000	33,078,000
Operating lease obligations	443,000	658,000
Finance lease obligations	3,425,000	3,645,000
Subordinated debentures	12,719,000	12,740,000
Accrued interest payable	1,082,000	74,000
Fair Value Level 2
Cash and cash equivalents	0	0
Debt securities AFS	151,443,000	154,686,000
Restricted equity securities	1,642,000	1,412,000
Commercial & industrial	709	0
Purchased	0	0
Commercial real estate	0	29,000
Municipal	0	0
Residential real estate - 1st lien	0	65,000
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	1,262,000	1,287,000
Accrued interest receivable	4,247,000	3,214,000
Other deposits	894,823,000	918,882,000
Brokered deposits		225,000
Short-term borrowings	9,000,000
Long-term borrowings	45,415,000	1,025,000
Repurchase agreements	36,256,000	33,078,000
Operating lease obligations	443,000	658,000
Finance lease obligations	3,425,000	3,645,000
Subordinated debentures	12,719,000	12,740,000
Accrued interest payable	1,082,000	74,000
Fair Value Level 1
Cash and cash equivalents	20,435,000	71,140,000
Debt securities AFS	39,263,000	38,232,000
Restricted equity securities	0	0
Commercial & industrial	0	0
Purchased	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits		0
Short-term borrowings	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 3
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	116,287,000	109,534,000
Purchased	10,055,000	7,119,000
Commercial real estate	382,045,000	340,254,000
Municipal	51,791,000	34,558,000
Residential real estate - 1st lien	188,650,000	180,879,000
Residential real estate - Jr lien	30,745,000	33,218,000
Consumer	3,295,000	3,949,000
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits		0
Short-term borrowings	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	$ 0	$ 0